Label	Element	Value
Principal Funds Inc | Blue Chip Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Blue Chip
Principal Funds Inc | Blue Chip Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLAX
Principal Funds Inc | Blue Chip Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLCX
Principal Funds Inc | Blue Chip Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCJX
Principal Funds Inc | Blue Chip Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCKX
Principal Funds Inc | Blue Chip Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBEX
Principal Funds Inc | Blue Chip Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBFX
Principal Funds Inc | Blue Chip Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBGX
Principal Funds Inc | Blue Chip Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBHX
Principal Funds Inc | Bond Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bond Market Index
Principal Funds Inc | Bond Market Index Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIJX
Principal Funds Inc | Bond Market Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIIX
Principal Funds Inc | Bond Market Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIMX
Principal Funds Inc | Bond Market Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOIX
Principal Funds Inc | Bond Market Index Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIPX
Principal Funds Inc | Bond Market Index Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIQX
Principal Funds Inc | Capital Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Securities
Principal Funds Inc | Capital Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSFX
Principal Funds Inc | Diversified Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In the Principal Investment Strategies section, under Infrastructure, delete the last sentence in the paragraph.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Principal Risks section, delete the Master Limited Partnership (“MLP”) Risk.
Principal Funds Inc | Diversified Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDAX
Principal Funds Inc | Diversified Real Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDRDX
Principal Funds Inc | Diversified Real Asset Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDRX
Principal Funds Inc | Diversified Real Asset Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDSX
Principal Funds Inc | Diversified Real Asset Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDTX
Principal Funds Inc | Diversified Real Asset Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDARX
Principal Funds Inc | Edge MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Edge MidCap
Principal Funds Inc | Edge MidCap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMCX
Principal Funds Inc | Edge MidCap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEDGX
Principal Funds Inc | Edge MidCap Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEDMX
Principal Funds Inc | Global Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Multi-Strategy
Principal Funds Inc | Global Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSAX
Principal Funds Inc | Global Multi-Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMIX
Principal Funds Inc | Global Multi-Strategy Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLSX
Principal Funds Inc | International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Index
Principal Funds Inc | International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIDIX
Principal Funds Inc | International Equity Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PILIX
Principal Funds Inc | International Equity Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIOX
Principal Funds Inc | International Equity Index Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIPX
Principal Funds Inc | International Equity Index Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIQX
Principal Funds Inc | International Equity Index Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIEX
Principal Funds Inc | International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Company
Principal Funds Inc | International Small Company Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISMX
Principal Funds Inc | International Small Company Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFISX
Principal Funds Inc | Opportunistic Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Opportunistic Municipal
Principal Funds Inc | Opportunistic Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMOAX
Principal Funds Inc | Opportunistic Municipal Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POMFX
Principal Funds Inc | Origin Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Origin Emerging Markets
Principal Funds Inc | Origin Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POEYX
Principal Funds Inc | Origin Emerging Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POEIX
Principal Funds Inc | Origin Emerging Markets Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POEFX
Principal Funds Inc | Small-MidCap Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-MidCap Dividend Income
Principal Funds Inc | Small-MidCap Dividend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDAX
Principal Funds Inc | Small-MidCap Dividend Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDDX
Principal Funds Inc | Small-MidCap Dividend Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDIX
Principal Funds Inc | Small-MidCap Dividend Income Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDHX
Principal Funds Inc | Small-MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-MidCap Growth
Principal Funds Inc | Small-MidCap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMHX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Spectrum Preferred and Capital Securities Income
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSAX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFCX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSJX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSIX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUSAX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNARX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQARX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPARX
Principal Funds Inc | Spectrum Preferred and Capital Securities Income Fund | R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPREX